Offerings	Sep. 30, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered	1,929,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,929,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 284.72
Offering Note
1	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $4,410,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered	2,481,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 2,481,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 366.2
Offering Note
2	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $4,410,000.